Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of other provisions [Line Items]
Net carrying value	₩ 18,180,546		₩ 18,362,212
Reconciliation of changes in other provisions
Beginning balance	18,180,546		18,362,212
Changes in other provisions
Increase in provision	5,619,551		2,783,241
Payment	(2,053,071)		(2,866,381)
Reversal of unused amount	(86,804)		(112,453)
Others	10,547		13,927
Ending balance	21,670,769		18,180,546
Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,594,798		2,137,498
Reconciliation of changes in other provisions
Beginning balance	1,594,798		2,137,498
Changes in other provisions
Ending balance	2,604,721		1,594,798
Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	16,585,748		16,224,714
Reconciliation of changes in other provisions
Beginning balance	16,585,748		16,224,714
Changes in other provisions
Ending balance	19,066,048		16,585,748
Provisions for employment benefits
Disclosure of other provisions [Line Items]
Net carrying value	976,347		913,787
Reconciliation of changes in other provisions
Beginning balance	976,347		913,787
Changes in other provisions
Increase in provision	900,033		912,440
Payment	(879,980)		(843,281)
Reversal of unused amount	(20,781)		(6,599)
Others	0		0
Ending balance	975,619		976,347
Provisions for employment benefits | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	976,347		913,787
Reconciliation of changes in other provisions
Beginning balance	976,347		913,787
Changes in other provisions
Ending balance	975,619		976,347
Litigation provisions
Disclosure of other provisions [Line Items]
Net carrying value	77,793	[1]	73,576
Reconciliation of changes in other provisions
Beginning balance	77,793	[1]	73,576
Changes in other provisions
Increase in provision	59,366		234,517	[1]
Payment	(17,236)		(216,187)	[1]
Reversal of unused amount	(31,525)		(13,847)	[1]
Others	0		(266)	[1]
Ending balance	88,398		77,793	[1]
Litigation provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	40,157		48,621
Reconciliation of changes in other provisions
Beginning balance	40,157		48,621
Changes in other provisions
Ending balance	39,177		40,157
Litigation provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	37,636		24,955
Reconciliation of changes in other provisions
Beginning balance	37,636		24,955
Changes in other provisions
Ending balance	49,221		37,636
Provisions For Nuclear Plants Restoration
Disclosure of other provisions [Line Items]
Net carrying value	15,994,039		13,007,228
Reconciliation of changes in other provisions
Beginning balance	13,388,134		13,007,228
Changes in other provisions
Increase in provision	2,639,562		411,316
Payment	(33,657)		(30,410)
Reversal of unused amount	0		0
Others	0		0
Ending balance	15,994,039		13,388,134
Provisions For Nuclear Plants Restoration | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	0		0
Reconciliation of changes in other provisions
Beginning balance	0		0
Changes in other provisions
Ending balance	0		0
Provisions For Nuclear Plants Restoration | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	13,388,134		13,007,228
Reconciliation of changes in other provisions
Beginning balance	13,388,134		13,007,228
Changes in other provisions
Ending balance	15,994,039		13,388,134
Spent fuel recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,291,354		1,339,046
Reconciliation of changes in other provisions
Beginning balance	1,291,354		1,339,046
Changes in other provisions
Increase in provision	440,029		435,007
Payment	(376,103)		(482,699)
Reversal of unused amount	0		0
Others	0		0
Ending balance	1,355,280		1,291,354
Spent fuel recovery provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	0		0
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	401,741		0
Spent fuel recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,291,354		1,339,046
Reconciliation of changes in other provisions
Beginning balance	1,291,354		1,339,046
Changes in other provisions
Ending balance	953,539		1,291,354
Radioactive waste recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,685,008		1,638,371
Reconciliation of changes in other provisions
Beginning balance	1,685,008		1,638,371
Changes in other provisions
Increase in provision	209,551		112,815
Payment	(6,787)		(66,178)
Reversal of unused amount	0		0
Others	310		0
Ending balance	1,888,082		1,685,008
Radioactive waste recovery provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	4,310		11,494
Reconciliation of changes in other provisions
Beginning balance	4,310		11,494
Changes in other provisions
Ending balance	77,053		4,310
Radioactive waste recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,680,698		1,626,877
Reconciliation of changes in other provisions
Beginning balance	1,680,698		1,626,877
Changes in other provisions
Ending balance	1,811,029		1,680,698
PCBs recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	147,668		180,087
Reconciliation of changes in other provisions
Beginning balance	147,668		180,087
Changes in other provisions
Increase in provision	14,251		4,600
Payment	(8,938)		(13,758)
Reversal of unused amount	0		(23,261)
Others	0		0
Ending balance	152,981		147,668
PCBs recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	147,668		180,087
Reconciliation of changes in other provisions
Beginning balance	147,668		180,087
Changes in other provisions
Ending balance	152,981		147,668
Other recovery provisions
Disclosure of other provisions [Line Items]
Net carrying value	10,477		6,659
Reconciliation of changes in other provisions
Beginning balance	10,477		6,659
Changes in other provisions
Increase in provision	2,020		2,125
Payment	(2,033)		0
Reversal of unused amount			0
Others	309		1,693
Ending balance	10,773		10,477
Other recovery provisions | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	10,477		6,659
Reconciliation of changes in other provisions
Beginning balance	10,477		6,659
Changes in other provisions
Ending balance	10,773		10,477
Power plant regional support program provisions
Disclosure of other provisions [Line Items]
Net carrying value	137,668		153,756
Reconciliation of changes in other provisions
Beginning balance	137,668		153,756
Changes in other provisions
Increase in provision	41,341		46,366
Payment	(48,390)		(71,978)
Reversal of unused amount			0
Others	9,514		9,524
Ending balance	140,133		137,668
Power plant regional support program provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	137,668		153,756
Reconciliation of changes in other provisions
Beginning balance	137,668		153,756
Changes in other provisions
Ending balance	140,133		137,668
Transmission regional support program provisions
Disclosure of other provisions [Line Items]
Net carrying value	151,698		243,365
Reconciliation of changes in other provisions
Beginning balance	151,698		243,365
Changes in other provisions
Increase in provision	169,616		141,661
Payment	(181,529)		(233,328)
Reversal of unused amount	0		0
Others	0		0
Ending balance	139,785		151,698
Transmission regional support program provisions | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	151,698		243,365
Reconciliation of changes in other provisions
Beginning balance	151,698		243,365
Changes in other provisions
Ending balance	139,785		151,698
Provisions for tax
Disclosure of other provisions [Line Items]
Net carrying value	6,845		61
Reconciliation of changes in other provisions
Beginning balance	6,845		61
Changes in other provisions
Increase in provision			6,821
Payment			0
Reversal of unused amount	(6,847)		0
Others	2		(37)
Ending balance	0		6,845
Provisions for tax | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	6,845		61
Reconciliation of changes in other provisions
Beginning balance	6,845		61
Changes in other provisions
Ending balance	0		6,845
Provisions for tax | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	0		0
Reconciliation of changes in other provisions
Beginning balance	0		0
Changes in other provisions
Ending balance	0		0
Provisions for financial guarantee
Disclosure of other provisions [Line Items]
Net carrying value	15,586		23,475
Reconciliation of changes in other provisions
Beginning balance	15,586		23,475
Changes in other provisions
Increase in provision	83,910		1,179
Payment	(16,589)		(67)
Reversal of unused amount	(1,551)		(8,432)
Others	1		(569)
Ending balance	81,357		15,586
Provisions for financial guarantee | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	1,320		0
Reconciliation of changes in other provisions
Beginning balance	1,320		0
Changes in other provisions
Ending balance	111		1,320
Provisions for financial guarantee | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	14,266		23,475
Reconciliation of changes in other provisions
Beginning balance	14,266		23,475
Changes in other provisions
Ending balance	81,246		14,266
Provisions for RPS
Disclosure of other provisions [Line Items]
Net carrying value	93,919		271,624
Reconciliation of changes in other provisions
Beginning balance	93,919		271,624
Changes in other provisions
Increase in provision	222,119		297,802
Payment	(313,149)		(475,507)
Reversal of unused amount	0		0
Others	0		0
Ending balance	2,889		93,919
Provisions for RPS | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	93,919		271,624
Reconciliation of changes in other provisions
Beginning balance	93,919		271,624
Changes in other provisions
Ending balance	2,889		93,919
Provisions for greenhouse gas emissions obligations
Disclosure of other provisions [Line Items]
Net carrying value	136,187		414,252
Reconciliation of changes in other provisions
Beginning balance	136,187		414,252
Changes in other provisions
Increase in provision	724,002		131,860
Payment	(152,463)		(350,356)
Reversal of unused amount	(25,267)		(59,569)
Others	0		0
Ending balance	682,459		136,187
Provisions for greenhouse gas emissions obligations | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	136,187		414,252
Reconciliation of changes in other provisions
Beginning balance	136,187		414,252
Changes in other provisions
Ending balance	682,459		136,187
Others
Disclosure of other provisions [Line Items]
Net carrying value	61,862		96,925
Reconciliation of changes in other provisions
Beginning balance	61,862		96,925
Changes in other provisions
Increase in provision	113,751		44,732
Payment	(16,217)		(82,632)
Reversal of unused amount	(833)		(745)
Others	411		3,582
Ending balance	158,974		61,862
Others | Current Provisions
Disclosure of other provisions [Line Items]
Net carrying value	46,347		80,538
Reconciliation of changes in other provisions
Beginning balance	46,347		80,538
Changes in other provisions
Ending balance			46,347
Others | Noncurrent Provisions
Disclosure of other provisions [Line Items]
Net carrying value	15,515		16,387
Reconciliation of changes in other provisions
Beginning balance	₩ 15,515		16,387
Changes in other provisions
Ending balance			₩ 15,515

[1]	As described in Note 50.(1), the Company believes that the possibility of economic benefit outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. For this reason, the Company recognized W204,787 million of provision in addition to property, plant and equipment.